CERTIFICATION OF
                            STRONG INCOME FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                           STRONG HIGH-YIELD BOND FUND
                     STRONG SHORT-TERM HIGH YIELD BOND FUND


STRONG INCOME FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong High-Yield Bond and Strong Short-Term High Yield Bond Funds' Prospectuses and Statement of Additional Information, each dated March 1, 2002 filed by the Registrant pursuant to Post-Effective Amendment No. 27 (File No. 33-37435; 811-6195), which was filed with the Securities and Exchange Commission on February 22, 2002 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4. The form of Strong High-Yield Bond and Strong Short-Term High Yield Bond Funds' Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                         STRONG INCOME FUNDS, INC.



                                              /S/ GILBERT L. SOUTHWELL III
                                         -------------------------------------
                                         By:      Gilbert L. Southwell III
                                         Title:   Assistant Secretary


Dated: March 5, 2002